Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about hedges [abstract]
Balance as at the beginning of the year	₨ 7,325	₨ 2,367
Deferred cancellation gain/ (loss), net	(6)	74
Changes in fair value of effective portion of derivatives	(12)	12,391
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions	(7,450)	(7,507)
Gain/(loss) on cash flow hedging derivatives, net	(7,468)	4,958
Balance as at the end of the year	(143)	7,325
Deferred tax thereon	29	(1,419)
Balance as at the end of the year, net of deferred tax	₨ (114)	₨ 5,906